Acquisition and Non-Controlling Interests	12 Months Ended
Dec. 31, 2022
Acquisition and Non-Controlling Interests [Abstract]
ACQUISITION AND NON-CONTROLLING INTERESTS

10. ACQUISITION AND NON-CONTROLLING INTERESTS

On March 15, 2021, Etao issued 2,627,511 of class A ordinary shares at the par value of USD $0.0001 and cash payable of $6,568,779 with a due date of April 20, 2023, for the total consideration to acquire 85% equity interest of Aaliance Insurance Broker Co., Ltd. (“Aaliance”) and its subsidiaries.

On March 16, 2021, Etao issued 902,904 of class A ordinary shares at the par value of USD $0.0001 and cash payable of $2,257,261 for the consideration to acquire 51% equity interest of Qianhu Medical Management (Jiangxi) Co., Ltd (“Qianhu”) and its subsidiaries.

On March 18, 2021, Etao issued 690,462 of class A ordinary shares at the par value of USD $0.0001 and cash payable of $1,726,154 for the consideration to acquire 51% equity interest of Hangzhou Six Dimension Dental Medical Technology Co., Ltd (“6D”) and its subsidiaries.

On March 18, 2021, Etao issued 1,923,100 of class A ordinary shares at the par value of USD $0.0001 for the consideration to acquire 100% equity interest of Chain Workshop (Beijing) Co., Ltd. (“Chain”) and its subsidiaries.

On March 22, 2021, Etao issued 2,353,800 of class A ordinary shares at the par value of USD $0.0001 for the consideration to acquire 51% equity interest of Zhichao Medical Technology (Hunan) Co., Ltd. “Zhichao”)

On March 31, 2021, Etao issued 312,600 of class A ordinary shares at the par value of USD $0.0001 and cash payable of $941,538 for the consideration to acquire 51% equity interest of Kangning (Henyang) Healthcare Management Co., Ltd. (“Kangning”)

On March 31, 2021, Etao issued 1,076,507 of class A ordinary shares at the par value of USD $0.0001 for the consideration to acquire 51% equity interest of Guiyang Tianlun Infertility Hospital Limited. (“Tianlun”)

On March 30, 2021, Etao issued 1,093,800 of class A ordinary shares at the par value of USD $0.0001 and cash payable of $7,323,300 for the consideration to acquire 51% equity interest of Civil Hospital (Mengzhou City) Co., Ltd. (“Mengzhou”)

On March 20, 2021, Etao issued 602,208 of class A ordinary shares at the par value of USD $0.0001 and cash payable of $4,014,720 for the consideration to acquire 51% equity interest of Changxing Zhizhou Hospital Co., Ltd. (“Changxing”)

On June 30, 2021, Etao issued 1,015,400 of class A ordinary shares at the par value of USD $0.0001 for the consideration to acquire 55% equity interest of Beijing Baihuabaihui (Beijing) Biotech Co., Ltd. (“Baihuabaihui”)

On April 30, 2021, Etao issued 2,105,979 of class A ordinary shares at the par value of USD $0.0001 for the consideration to acquire 67.39% equity interest of Beijing Dnurse Technology Co. Ltd. (“Dnurse”)

The Company accounted for these acquisitions as business combination. The results of operations of the 11 subsidiaries have been included in the Company’s consolidated financial statements since the acquisition date. The assets acquired and liabilities assumed were recorded at their respective fair values on the date of acquisition.

The net assets of the acquired companies, total investment cost and goodwill are set forth below:

	Aaliance	6D	Changxing	Mengzhou	Qianhu	Tianlun
Net assets at acquisition	(504,043)	1,609,057	1,080,960	11,481,201	(1,608,994)	1,491,694
Non-controlling interest for original shareholders of the subsidiaries	(75,607)	788,438	529,671	5,625,788	(788,407)	730,930
Net assets allocated to Etao	(428,436)	820,619	551,289	5,855,413	(820,587)	760,764
Total consideration	32,843,889	8,630,774	10,036,800	18,261,300	11,286,301	10,765,070
Goodwill as of December 31, 2021	33,272,325	7,810,155	9,485,511	12,405,887	12,106,888	10,004,306
Goodwill reallocated to equity investment					(12,106,888)
Gross Goodwill as of December 31, 2022	33,272,325	7,810,155	9,485,511	12,405,887	—	10,004,306
Impairment	(33,272,325)	(7,810,155)	(9,485,511)	(12,405,887)	—	(10,004,306)
Net Goodwill as of December 31, 2022	—	—	—	—	—	—

Continued:

	Kangning	Chain	Zhichao	Baihuabaihui	Dnurse	Total
Net assets at acquisition	1,011,114	561,566	113,014	618,560	2,273,564	18,127,693
Non-controlling interest for original shareholders of the subsidiaries	495,446	—	55,377	278,352	741,409	8,381,397
Net assets allocated to Etao	515,668	561,566	57,637	340,208	1,532,155	9,746,296
Total consideration	4,067,538	19,231,000	23,538,000	10,154,000	21,059,790	169,874,463
Goodwill as of December 31, 2021	3,551,870	18,669,434	23,480,363	9,813,792	19,527,635	160,128,167
Goodwill reallocated to equity investment	—	—	—	—	—	(12,106,888)
Gross Goodwill as of December 31, 2022	3,551,870	18,669,434	23,480,363	9,813,792	19,527,635	148,021,279
Impairment	(3,551,870)	(18,669,434)	(23,480,363)	(9,813,792)	(19,527,635)	(148,021,279)
Gross Goodwill as of December 31, 2022	—	—	—	—	—	—

In 2022, the Company acquired 10% minority interest of Shanghai Weimin Info-tech Co., Ltd., which was 90% owned subsidiary of the Company in 2021, with no consideration. The acquisition resulted in a goodwill of $258,195 due to a net deficit of the subsidiary. The Company made full impairment of the goodwill due to no signal to show the recoverability of this investment.